Goodwill and Intangible Assets - Changes in Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Internally generated software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 1,004
Intangible assets, ending balance	1,122	$ 1,004
Internally generated software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,876	1,761
Additions	303	126
Acquisitions		0
Disposals	(21)
Foreign exchange rate movements	70	(11)
Intangible assets, ending balance	2,228	1,876
Internally generated software | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(872)	(765)
Amortization charge for the year	(218)	(113)
Disposals	21
Impairment of intangible assets	0	0
Foreign exchange rate movements	(37)	6
Intangible assets, ending balance	(1,106)	(872)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,976
Intangible assets, ending balance	2,701	2,976
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	4,098	3,542
Additions	3	261
Acquisitions		368
Disposals	0
Foreign exchange rate movements	236	(73)
Intangible assets, ending balance	4,337	4,098
Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,122)	(906)
Amortization charge for the year	(259)	(231)
Disposals	0
Impairment of intangible assets	(195)	0
Foreign exchange rate movements	(60)	15
Intangible assets, ending balance	(1,636)	(1,122)
Intangible assets, beginning balance	5,174
Intangible assets, ending balance	5,058	5,174
Goodwill and intangible recoverable amount based on value-in-use	303
Asia
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment of intangible assets	(186)
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7,196	6,420
Additions	306	433
Acquisitions		435
Disposals	(68)
Foreign exchange rate movements	404	(92)
Intangible assets, ending balance	7,838	7,196
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(2,022)	(1,696)
Amortization charge for the year	(477)	(344)
Disposals	21
Impairment of intangible assets	(201)	(5)
Foreign exchange rate movements	(101)	23
Intangible assets, ending balance	(2,780)	(2,022)
Indefinite life
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,194
Intangible assets, ending balance	1,235	1,194
Indefinite life | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,222	1,117
Additions	0	46
Acquisitions		67
Disposals	(47)
Foreign exchange rate movements	98	(8)
Intangible assets, ending balance	1,273	1,222
Indefinite life | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(28)	(25)
Amortization charge for the year	0	0
Disposals	0
Impairment of intangible assets	(6)	(5)
Foreign exchange rate movements	(4)	2
Intangible assets, ending balance	$ (38)	$ (28)